Investments	12 Months Ended
Mar. 31, 2026
Text Block [Abstract]
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2025 and 2026 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2025

Available-for-sale securities:
Debt securities:
Japanese government bonds	8,378,639	123	16,329	8,362,432
Japanese local government bonds	571,110	5	23,376	547,739
U.S. Treasury bonds and federal agency securities	127,719	34	123	127,630
Other foreign government bonds	2,586,790	6,078	1,704	2,591,164
Agency mortgage-backed securities (1)	340,583	10	25,034	315,558
Residential mortgage-backed securities	21,802	1	897	20,907
Commercial mortgage-backed securities	850,518	4,693	1,424	853,787
Japanese corporate bonds and other debt securities	1,436,823	13,220	11,952	1,438,091
Foreign corporate bonds and other debt securities (2)	800,601	2,079	1,371	801,309

Total	15,114,585	26,243	82,211	15,058,617

Held-to-maturity securities:
Debt securities:
Japanese government bonds	419,480	—	19,601	399,879
Agency mortgage-backed securities (3)	3,766,283	23,982	162,763	3,627,502

Total	4,185,763	23,982	182,364	4,027,381

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
2026
Available-for-sale securities:
Debt securities:
Japanese government bonds	14,977,828	32	52,939	14,924,920
Japanese local government bonds	157,569	1	7,869	149,702
U.S. Treasury bonds and federal agency securities	137,811	186	25	137,973
Other foreign government bonds	3,562,809	4,412	3,263	3,563,958
Agency mortgage-backed securities (1)	342,743	—	60,907	281,835
Residential mortgage-backed securities	11,794	—	—	11,794
Commercial mortgage-backed securities	912,841	4,040	2,870	914,012
Japanese corporate bonds and other debt securities	926,093	8,357	11,722	922,727
Foreign corporate bonds and other debt securities (2)	942,239	860	1,332	941,766

Total	21,971,727	17,887	140,927	21,848,687

Held-to-maturity securities:
Debt securities:
Japanese government bonds	419,568	—	26,355	393,213
Agency mortgage-backed securities (3)	4,432,816	36,938	151,903	4,317,851

Total	4,852,384	36,938	178,258	4,711,064

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥315,536 million and ¥22 million, respectively, at March 31, 2025, and ¥281,815 million and ¥21 million, respectively, at March 31, 2026. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥221,706 million at March 31, 2025, and ¥287,547 million at March 31, 2026.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2025 and 2026.
(5)	Accrued interest receivables of ¥20,845 million at March 31, 2025, and ¥29,997 million at March 31, 2026 are excluded from amortized cost and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2026 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,024,349	2,067,881	865,813	19,784	14,977,828
Japanese local government bonds	40,544	65,219	51,513	293	157,569
U.S. Treasury bonds and federal agency securities	137,811	—	—	—	137,811
Other foreign government bonds	2,933,330	626,880	1,302	1,297	3,562,809
Agency mortgage-backed securities	—	—	522	342,221	342,743
Residential mortgage-backed securities	127	837	9,666	1,164	11,794
Commercial mortgage-backed securities	6,070	659,622	246,150	1,000	912,841
Japanese corporate bonds and other debt securities	92,304	356,607	131,633	345,549	926,093
Foreign corporate bonds and other debt securities	608,186	312,278	21,309	466	942,239

Total	15,842,720	4,089,324	1,327,908	711,775	21,971,727

Held-to-maturity securities:
Debt securities:
Japanese government bonds	89,991	119,941	209,636	—	419,568
Agency mortgage-backed securities	—	—	—	4,432,816	4,432,816

Total	89,991	119,941	209,636	4,432,816	4,852,384

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,014,919	2,057,650	832,541	19,810	14,924,920
Japanese local government bonds	40,375	62,607	46,478	241	149,702
U.S. Treasury bonds and federal agency securities	137,973	—	—	—	137,973
Other foreign government bonds	2,933,580	627,779	1,302	1,297	3,563,958
Agency mortgage-backed securities	—	—	512	281,323	281,835
Residential mortgage-backed securities	127	837	9,666	1,164	11,794
Commercial mortgage-backed securities	6,080	659,530	247,434	967	914,012
Japanese corporate bonds and other debt securities	91,873	352,530	129,397	348,928	922,727
Foreign corporate bonds and other debt securities	608,056	311,856	21,388	466	941,766

Total	15,832,983	4,072,790	1,288,718	654,197	21,848,687

Held-to-maturity securities:
Debt securities:
Japanese government bonds	89,076	115,131	189,006	—	393,213
Agency mortgage-backed securities	—	—	—	4,317,851	4,317,851

Total	89,076	115,131	189,006	4,317,851	4,711,064

Credit losses
The MHFG Group did not recognize allowance for credit losses on available-for-sale
securities on March 31, 2024, 2025 and 2026. The Group did not recognize allowance for credit losses on held-to-maturity
securities on March 31, 2024, 2025 and 2026 because
held-to-maturity
securities consist of Japanese government bonds and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation and summary of significant accounting policies” for further details of the methodology used to determine the allowance for credit losses.

Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2025 and 2026:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2025
Available-for-sale securities:
Debt securities:
Japanese government bonds	7,660,587	16,325	1,725	5	7,662,312	16,329
Japanese local government bonds	54,117	1,975	493,411	21,402	547,528	23,376
U.S. Treasury bonds and federal agency securities	22,241	123	—	—	22,241	123
Other foreign government bonds	757,135	446	138,034	1,258	895,169	1,704
Agency mortgage-backed securities (Note)	63,435	2,971	245,191	22,064	308,626	25,034
Residential mortgage-backed securities	1,952	9	17,188	888	19,140	897
Commercial mortgage-backed securities.	71,383	534	113,411	890	184,795	1,424
Japanese corporate bonds and other debt securities	127,307	1,972	1,058,758	9,980	1,186,066	11,952
Foreign corporate bonds and other debt securities	142,540	256	42,959	1,115	185,499	1,371

Total	8,900,698	24,609	2,110,679	57,602	11,011,377	82,211

2026
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,516,541	29,556	2,085,665	23,383	14,602,206	52,939
Japanese local government bonds	7,897	235	141,676	7,633	149,573	7,869
U.S. Treasury bonds and federal agency securities	25,533	25	—	—	25,533	25
Other foreign government bonds	1,338,162	3,125	156,683	138	1,494,845	3,263
Agency mortgage-backed securities (Note)	27,499	4,270	254,316	56,637	281,815	60,907
Residential mortgage-backed securities	—	—	—	—	—	—
Commercial mortgage-backed securities.	53,439	1,011	98,330	1,859	151,769	2,870
Japanese corporate bonds and other debt securities	66,140	247	571,520	11,476	637,661	11,722
Foreign corporate bonds and other debt securities	275,768	1,157	39,276	175	315,044	1,332

Total	14,310,978	39,627	3,347,467	101,300	17,658,445	140,927

Note:
Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥308,626 million at March 31, 2025, and ¥281,815 million at March 31, 2026. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Available-for-sale
securities are considered impaired if the fair value is less than the amortized cost. The MHFG Group recognizes impairment losses in earnings if the Group has the intent to sell the debt security, or if it is more likely than not that the Group will be required to sell the debt security before recovery of its amortized cost. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases are expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses are recognized in income, the Group determined that their entire amortized cost bases are expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses are recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the fiscal years ended March 31, 2024, 2025 and 2026. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2024, 2025 and 2026” for the proceeds from sales of investments.

	2024	2025	2026

	(in millions of yen)
Gross realized gains	34,287	14,153	34,290
Gross realized losses	(51,384)	(29,821)	(113,063)

Net realized gains (losses) on sales of available-for-sale securities	(17,097)	(15,668)	(78,773)

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026

	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	1,010,288	(181,948)	1,035,589
Less: Net gains (losses) recognized during the period on equity securities sold during the period	235,564	72,627	243,035

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	774,724	(254,575)	792,553

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2024, 2025 and 2026:

	2024	2025	2026

	(in millions of yen)
Carrying amounts at the end of the period	357,938	601,621	686,545
Downward adjustments and impairments	11,002	23,886	28,869
Upward adjustments	13,764	13,880	13,713

The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	2024	2025	2026

	(in millions of yen)
Downward adjustments and impairments	7,296	14,328	7,862
Upward adjustments	825	826	633
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2025 and 2026:

	2025	2026
	(in millions of yen)
Equity method investments	907,413	978,287
Investments held by consolidated investment companies and other	93,176	95,477

Total	1,000,589	1,073,764

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥340,574 million and ¥377,044 million, at March 31, 2025 and 2026, respectively. The aggregate market values of these marketable equity securities were ¥452,117 million and ¥617,026 million, respectively. The majority of aggregate market values of these marketable equity securities as of March 31, 2026 include Joint Stock Commercial Bank for Foreign Trade of Vietnam, Mizuho Leasing Company, Limited and Orient Corporation of which the Group’s proportionate shares of the total outstanding common stock were 15.00
%
, 23.54
%
and 48.96
%
,
respectively. In addition, equity method investments as of March 31, 2026 include non-marketable equity securities such as Rakuten Securities, Inc., Custody Bank of Japan, Ltd. and Japan Investor Solutions & Technologies Co., Ltd. of which the MHFG Group’s proportionate shares of the total outstanding common stock were
49.00
%
, 27.00
%
and 39.04%, respectively.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.